Servicing Activities (Tables)	12 Months Ended
Dec. 31, 2015
Servicing Activities [Abstract]
Schedule Of Total Serviced Automobile Loans Outstanding [Table Text Block]
The current unpaid principal balance and any related unamortized deferred fees and costs of total serviced automotive finance loans and leases outstanding were as follows.

December 31, ($ in millions)	2015	2014
On-balance sheet automotive finance loans and leases
Consumer automotive	$64,067	$58,085
Commercial automotive	34,895	34,022
Operating leases	15,965	19,510
Other	72	55
Off-balance sheet automotive finance loans
Loans sold to third-party investors
Securitizations	2,550	2,832
Whole-loan	2,259	887
Total serviced automotive finance loans and leases	$119,808	$115,391